JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.8%
Boeing Co. (The)	1,709	543,923
HEICO Corp.	916	112,146
Teledyne Technologies, Inc.*	459	167,563
TransDigm Group, Inc.	375	241,230

		1,064,862

Alternative Energy — 0.1%
First Solar, Inc.*	1,177	58,356

Automobiles & Parts — 0.2%
Gentex Corp.	4,900	145,873

Banks — 0.5%
Popular, Inc. (Puerto Rico)	433	24,231
US Bancorp	5,570	296,435

		320,666

Beverages — 0.7%
Coca-Cola Co. (The)	3,869	225,950
Monster Beverage Corp.*	3,014	200,732

		426,682

Chemicals — 2.1%
Air Products & Chemicals, Inc.	959	228,923
Ashland Global Holdings, Inc.	313	23,156
Avery Dennison Corp.	1,153	151,320
CF Industries Holdings, Inc.	3,124	125,835
Ecolab, Inc.	1,483	290,831
FMC Corp.	1,619	154,760
RPM International, Inc.	1,741	124,255
WR Grace & Co.	1,237	83,324

		1,182,404

Construction & Materials — 0.2%
Armstrong World Industries, Inc.	712	71,435
Lennox International, Inc.	159	37,044

		108,479

Electricity — 2.5%
American Electric Power Co., Inc.	1,532	159,665
Entergy Corp.	1,682	221,217
Eversource Energy	2,482	229,436
NextEra Energy, Inc.	2,241	601,036
OGE Energy Corp.	3,156	144,703
Southern Co. (The)	1,288	90,675

		1,446,732

Electronic & Electrical Equipment — 0.8%
Keysight Technologies, Inc.*	1,728	160,687
Universal Display Corp.	737	129,837
Zebra Technologies Corp., Class A*	643	153,690

		444,214

Financial Services — 7.7%
American Express Co.	2,856	370,909
CME Group, Inc.	1,816	394,272
Credit Acceptance Corp.*	23	9,866
Element Solutions, Inc.*	1,267	14,824
Fidelity National Financial, Inc.	2,666	129,968
LPL Financial Holdings, Inc.	1,516	139,669
MarketAxess Holdings, Inc.	412	145,922
Mastercard, Inc., Class A	3,557	1,123,799
Moody’s Corp.	1,085	278,617
MSCI, Inc.	731	208,920
S&P Global, Inc.	1,321	388,017
Visa, Inc., Class A	6,185	1,230,629
Western Union Co. (The)	5,715	153,734

		4,589,146

Fixed Line Telecommunications — 1.8%
AT&T, Inc.	2,574	96,834
Verizon Communications, Inc.	15,839	941,470

		1,038,304

Food & Drug Retailers — 0.6%
Casey’s General Stores, Inc.	606	97,481
Sysco Corp.	3,104	254,963

		352,444

Food Producers — 1.3%
Hershey Co. (The)	1,279	198,462
Hormel Foods Corp.	3,519	166,308
Lamb Weston Holdings, Inc.	1,843	168,284
McCormick & Co., Inc. (Non-Voting)	1,113	181,831
TreeHouse Foods, Inc.*	376	16,770
Tyson Foods, Inc., Class A	480	39,662

		771,317

Gas, Water & Multiutilities — 1.1%
American Water Works Co., Inc.	1,562	212,744
Atmos Energy Corp.	1,355	158,576
WEC Energy Group, Inc.	2,347	234,442

		605,762

General Industrials — 1.1%
AptarGroup, Inc.	520	60,065
Ball Corp.	2,674	193,009
Carlisle Cos., Inc.	325	50,775
Crown Holdings, Inc.*	1,959	145,025
Danaher Corp.	1,513	243,396

		692,270

General Retailers — 7.5%
Amazon.com, Inc.*	550	1,104,796
AutoZone, Inc.*	180	190,433
Bright Horizons Family Solutions, Inc.*	898	147,030
Burlington Stores, Inc.*	737	160,275
Copart, Inc.*	1,991	202,007
Costco Wholesale Corp.	1,603	489,748
Dollar General Corp.	1,645	252,360
frontdoor, Inc.*	1,680	71,534
Home Depot, Inc. (The)	4,424	1,009,114
O’Reilly Automotive, Inc.*	239	97,058
Ross Stores, Inc.	419	47,008
Service Corp. International	1,169	56,054
Target Corp.	1,918	212,399
TJX Cos., Inc. (The)	6,256	369,354

		4,409,170

Health Care Equipment & Services — 8.0%
Anthem, Inc.	1,266	335,844
Becton Dickinson and Co.	1,362	374,795
Boston Scientific Corp.*	7,561	316,579
Bruker Corp.	1,013	50,113
Chemed Corp.	320	149,453
Cooper Cos., Inc. (The)	460	159,569

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Equipment & Services — continued
Dentsply Sirona, Inc.	2,264	126,784
DexCom, Inc.*	821	197,656
Edwards Lifesciences Corp.*	1,201	264,052
Hill-Rom Holdings, Inc.	752	80,081
IDEXX Laboratories, Inc.*	718	194,585
Insulet Corp.*	822	159,501
Intuitive Surgical, Inc.*	591	330,830
Masimo Corp.*	680	116,008
Molina Healthcare, Inc.*	977	120,142
ResMed, Inc.	1,264	200,938
STERIS plc	1,037	156,266
Stryker Corp.	1,133	238,723
Teleflex, Inc.	479	177,953
Thermo Fisher Scientific, Inc.	1,176	368,312
UnitedHealth Group, Inc.	1,947	530,460
West Pharmaceutical Services, Inc.	578	90,139

		4,738,783

Household Goods & Home Construction — 2.2%
Church & Dwight Co., Inc.	2,370	175,902
Procter & Gamble Co. (The)	7,718	961,817
PulteGroup, Inc.	3,781	168,822

		1,306,541

Industrial Engineering — 0.3%
Ingersoll-Rand plc	563	75,009
Xylem, Inc.	1,461	119,305

		194,314

Industrial Transportation — 0.5%
Norfolk Southern Corp.	1,536	319,811

Leisure Goods — 1.3%
Garmin Ltd.	1,714	166,172
Hasbro, Inc.	1,153	117,456
Pool Corp.	687	150,659
Take-Two Interactive Software, Inc.*	1,235	153,930
Zynga, Inc., Class A*	21,281	128,112

		716,329

Life Insurance — 0.0%(a)
Globe Life, Inc.	155	16,160

Media — 0.8%
Cable One, Inc.	92	156,770
Dolby Laboratories, Inc., Class A	181	12,550
FactSet Research Systems, Inc.	197	56,364
Fox Corp., Class A	1,961	72,714
Graham Holdings Co., Class B	6	3,295
Roku, Inc.*	1,011	122,280
Sinclair Broadcast Group, Inc., Class A	2,178	65,166

		489,139

Mobile Telecommunications — 0.2%
T-Mobile US, Inc.*	1,203	95,266

Nonlife Insurance — 3.7%
Aon plc	1,389	305,927
Arch Capital Group Ltd.*	2,636	116,406
Arthur J Gallagher & Co.	1,871	191,908
Brown & Brown, Inc.	3,833	172,102
CNA Financial Corp.	75	3,347
Erie Indemnity Co., Class A	384	63,936
First American Financial Corp.	1,147	71,091
Hanover Insurance Group, Inc. (The)	225	31,181
Hartford Financial Services Group, Inc. (The)	3,116	184,717
Marsh & McLennan Cos., Inc.	2,774	310,300
Old Republic International Corp.	2,413	54,413
Progressive Corp. (The)	3,493	281,850
Reinsurance Group of America, Inc.	803	115,672
RenaissanceRe Holdings Ltd. (Bermuda)	405	76,723
Travelers Cos., Inc. (The)	1,586	208,749

		2,188,322

Oil & Gas Producers — 2.2%
Chevron Corp.	5,601	600,091
ConocoPhillips	1,852	110,064
Diamondback Energy, Inc.	1,191	88,611
Hess Corp.	2,842	160,772
Phillips 66	2,585	236,192
Valero Energy Corp.	791	66,689
WPX Energy, Inc.*	7,033	84,044

		1,346,463

Oil Equipment, Services & Distribution — 1.4%
Kinder Morgan, Inc.	12,752	266,134
ONEOK, Inc.	3,060	229,102
Targa Resources Corp.	2,465	89,973
Williams Cos., Inc. (The)	8,473	175,306

		760,515

Personal Goods — 2.1%
Columbia Sportswear Co.	1,129	106,035
Estee Lauder Cos., Inc. (The), Class A	1,355	264,442
Lululemon Athletica, Inc.*	923	220,957
NIKE, Inc., Class B	5,469	526,665
Under Armour, Inc., Class C*	156	2,802
VF Corp.	1,627	134,992

		1,255,893

Pharmaceuticals & Biotechnology — 4.2%
Bio-Techne Corp.	392	82,308
Eli Lilly & Co.	4,028	562,470
Exact Sciences Corp.*	1,237	115,388
Guardant Health, Inc.*	1,410	107,216
IQVIA Holdings, Inc.*	1,396	216,729
Merck & Co., Inc.	10,415	889,857
Seattle Genetics, Inc.*	1,352	146,543
Zoetis, Inc.	2,681	359,817

		2,480,328

Real Estate Investment Trusts — 6.8%
Alexandria Real Estate Equities, Inc.	1,103	180,010
American Tower Corp.	939	217,604
Apartment Investment & Management Co., Class A	2,165	114,117
Brixmor Property Group, Inc.	4,094	81,716
Chimera Investment Corp.	4,833	102,460
CoreSite Realty Corp.	448	52,618
CyrusOne, Inc.	1,366	83,121
EPR Properties	891	63,591
Equinix, Inc.	503	296,634
Equity LifeStyle Properties, Inc.	2,149	156,340
Equity Residential	2,634	218,833
Healthpeak Properties, Inc.	5,048	181,677
Invitation Homes, Inc.	5,619	176,830

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
Life Storage, Inc.	732	82,848
Medical Properties Trust, Inc.	7,112	157,531
Mid-America Apartment Communities, Inc.	402	55,158
National Retail Properties, Inc.	2,561	143,416
Omega Healthcare Investors, Inc.	3,459	145,105
Prologis, Inc.	3,472	322,479
Realty Income Corp.	2,607	204,415
Spirit Realty Capital, Inc.	1,866	98,487
STORE Capital Corp.	3,552	139,416
Sun Communities, Inc.	1,011	163,954
UDR, Inc.	3,159	151,348
Welltower, Inc.	2,808	238,427
WP Carey, Inc.	1,859	156,379

		3,984,514

Software & Computer Services — 15.3%
Adobe, Inc.*	2,113	741,959
Akamai Technologies, Inc.*	1,871	174,658
Alteryx, Inc., Class A*	1,162	162,064
Anaplan, Inc.*	2,420	139,368
ANSYS, Inc.*	743	203,827
Aspen Technology, Inc.*	1,121	133,377
Atlassian Corp. plc, Class A*	1,227	180,369
Avalara, Inc.*	1,622	138,097
Black Knight, Inc.*	2,313	154,786
CACI International, Inc., Class A*	562	150,301
Cadence Design Systems, Inc.*	2,605	187,847
CDW Corp.	1,348	175,847
Cerence, Inc.*	443	9,458
Ceridian HCM Holding, Inc.*	2,221	162,777
Coupa Software, Inc.*	963	155,187
DocuSign, Inc.*	2,147	168,561
EPAM Systems, Inc.*	720	164,261
Fortinet, Inc.*	1,589	183,307
IAC/InterActiveCorp*	720	175,385
Intuit, Inc.	1,335	374,307
Leidos Holdings, Inc.	1,726	173,411
Manhattan Associates, Inc.*	1,580	135,027
Match Group, Inc.*(b)	1,804	141,109
Microsoft Corp.	7,539	1,283,364
MongoDB, Inc.*	895	146,699
Nuance Communications, Inc.*	3,440	65,085
Okta, Inc.*	1,277	163,520
Paycom Software, Inc.*	586	186,442
Pegasystems, Inc.	527	45,433
RealPage, Inc.*	1,516	88,459
RingCentral, Inc., Class A*	923	189,750
salesforce.com, Inc.*	3,716	677,464
ServiceNow, Inc.*	1,079	364,950
Smartsheet, Inc., Class A*	2,706	131,187
Switch, Inc., Class A	4,127	66,032
Synopsys, Inc.*	1,346	198,548
Tyler Technologies, Inc.*	479	155,043
Veeva Systems, Inc., Class A*	1,209	177,251
VeriSign, Inc.*	943	196,276
VMware, Inc., Class A*	882	130,589
Workday, Inc., Class A*	1,105	204,016
Zendesk, Inc.*	1,648	142,387
Zscaler, Inc.*	1,844	103,430

		9,101,215

Support Services — 8.0%
Automatic Data Processing, Inc.	2,241	384,085
Booz Allen Hamilton Holding Corp.	1,985	154,909
Broadridge Financial Solutions, Inc.	1,236	147,269
Cintas Corp.	741	206,717
CoStar Group, Inc.*	313	204,386
Euronet Worldwide, Inc.*	895	141,088
Fair Isaac Corp.*	409	164,573
Fidelity National Information Services, Inc.	2,298	330,131
Fiserv, Inc.*	2,681	317,993
FleetCor Technologies, Inc.*	673	212,150
Global Payments, Inc.	1,687	329,724
Jack Henry & Associates, Inc.	169	25,272
Paychex, Inc.	2,464	211,337
Paylocity Holding Corp.*	591	83,857
PayPal Holdings, Inc.*	5,241	596,898
Republic Services, Inc.	2,031	193,046
TransUnion	1,336	122,511
Verisk Analytics, Inc.	1,296	210,561
Waste Management, Inc.	2,521	306,806
WEX, Inc.*	704	152,712
Willis Towers Watson plc	1,037	219,108

		4,715,133

Technology Hardware & Equipment — 8.3%
Advanced Micro Devices, Inc.*	6,566	308,602
Apple, Inc.	4,271	1,321,917
Applied Materials, Inc.	5,239	303,810
Broadcom, Inc.	1,748	533,420
Ciena Corp.*	3,289	133,764
Cypress Semiconductor Corp.	6,219	145,089
Entegris, Inc.	2,738	141,719
KLA Corp.	1,260	208,832
L3Harris Technologies, Inc.	1,357	300,345
Lam Research Corp.	938	279,721
Marvell Technology Group Ltd.	6,664	160,203
Motorola Solutions, Inc.	1,236	218,772
Qorvo, Inc.*	461	48,801
Teradyne, Inc.	2,409	158,970
Texas Instruments, Inc.	3,890	469,328
Ubiquiti, Inc.	642	104,916
ViaSat, Inc.*	979	62,313

		4,900,522

Travel & Leisure — 4.6%
Chipotle Mexican Grill, Inc.*	232	201,088
Choice Hotels International, Inc.	720	72,144
Darden Restaurants, Inc.	1,369	159,393
Hilton Worldwide Holdings, Inc.	1,983	213,767
Hyatt Hotels Corp., Class A	282	23,840
Live Nation Entertainment, Inc.*	2,075	141,432
McDonald’s Corp.	3,287	703,319
Planet Fitness, Inc., Class A*	1,693	136,777
Starbucks Corp.	5,584	473,691
United Airlines Holdings, Inc.*	1,509	112,873
Wendy’s Co. (The)	5,710	123,736
Yum China Holdings, Inc. (China)	3,795	163,451

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Travel & Leisure — continued
Yum! Brands, Inc.	2,141	226,454

		2,751,965

TOTAL COMMON STOCKS (Cost $56,238,516)		59,017,894

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(c)(d) (Cost $49,013)	49,013	49,013

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d) (Cost $144,877)	144,877	144,877

TOTAL SHORT-TERM INVESTMENTS (Cost $193,890)		193,890

Total Investments — 100.2% (Cost $56,432,406)		59,211,784
Liabilities in Excess of Other Assets — (0.2%)		(118,721)

Net Assets — 100.0%		59,093,063

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $136,807.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-mini S&P 500 Index	5	03/2020	USD	80,563	1,708

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$59,211,784	$—	$—	$59,211,784

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,708	$—	$—	$1,708

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	$561,328	$1,299,346	$1,715,797	$—	$—	$144,877	144,877	$1,276	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	87,612	378,321	416,920	—	—	49,013	49,013	515	—

Total	$648,940	$1,677,667	$2,132,717	$—	$—	$193,890		$1,791	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.